Marketable debt securities - Disclosure of bonds and debentures by currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Euro
Marketable debt securities
Financial liabilities	€ 53,921					€ 65,133	€ 107,908
US dollar
Marketable debt securities
Financial liabilities	49,447					30,924	24,012
Pound sterling
Marketable debt securities
Financial liabilities	27,697					35,357	42,451
Brazilian real
Marketable debt securities
Financial liabilities	7,997					14,195	11,297
Other currencies
Marketable debt securities
Financial liabilities	19,580					19,176	15,521
Marketable debt securities
Marketable debt securities
Financial liabilities	308,579					280,339	246,163
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Financial liabilities	231,880					211,597	194,362	€ 191,577
Marketable debt securities | Bonds and debentures outstanding | Euro
Marketable debt securities
Financial liabilities	€ 101,657					87,295	90,348
Annual interest rate (as a percent)	2.22%	2.22%	2.22%	2.22%	2.22%
Marketable debt securities | Bonds and debentures outstanding | US dollar
Marketable debt securities
Financial liabilities	€ 70,229	$ 77,624				75,798	66,581
Annual interest rate (as a percent)	3.95%	3.95%	3.95%	3.95%	3.95%
Marketable debt securities | Bonds and debentures outstanding | Pound sterling
Marketable debt securities
Financial liabilities	€ 20,520		£ 17,805			15,883	13,340
Annual interest rate (as a percent)	3.86%	3.86%	3.86%	3.86%	3.86%
Marketable debt securities | Bonds and debentures outstanding | Brazilian real
Marketable debt securities
Financial liabilities	€ 21,861			R$ 117,281		18,024	9,131
Annual interest rate (as a percent)	11.71%	11.71%	11.71%	11.71%	11.71%
Marketable debt securities | Bonds and debentures outstanding | Chilean peso
Marketable debt securities
Financial liabilities	€ 4,921				$ 4,749,711	4,653	3,757
Annual interest rate (as a percent)	3.12%	3.12%	3.12%	3.12%	3.12%
Marketable debt securities | Bonds and debentures outstanding | Other currencies
Marketable debt securities
Financial liabilities	€ 12,692					€ 9,944	€ 11,205